Master Trust - Schedule of Net Investment Gain (Details) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net gain from Master Trust	$ 125.9
Master Trust
EBP, Master Trust [Line Items]
Interest and dividends	38.2
Net appreciation in fair value of investments	120.1
Net gain from Master Trust	$ 158.3